Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Share-based compensation expense	$ 7,903,000	$ 1,284,000	$ 1,278,000
Unrecognized compensation cost	$ 15,663,000
Unrecognized compensation cost - weighted-average remaining service period	3 years 3 months 26 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 7,280,000	$ 1,284,000	$ 1,278,000
Administrative expenses
Share-based Compensation
Share-based compensation expense	$ 623,000